Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Current
Canadian	$ 1	$ (3)	$ (10)
Foreign	7	(33)	38
Deferred
Canadian	0	0	(35)
Foreign	(7)	34	(67)
Provision for (recovery of) income taxes	$ 1	$ (2)	$ (74)